Subsequent events	9 Months Ended
Sep. 30, 2018
Subsequent events
Subsequent events

Note 16 – Subsequent events

(a)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. – SCOOP and STACK, Oklahoma

On August 6, 2018, the Company announced that it had, through a wholly-owned subsidiary, executed definitive documents with Continental Resources, Inc. to jointly acquire, through a newly-formed entity, mineral rights in the SCOOP and STACK plays of Oklahoma (Note 3 (a) – Acquisitions and other transactions, Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. – SCOOP and STACK, Oklahoma). The transaction closed on October 23, 2018.

(b)	Commitments – Cobre Panama Fixed Payment Stream

As noted in Note 3 (b) – Acquisitions and other transactions, Acquisition of Additional Stream and Update on the Cobre Panama Project, Panama, the Company committed to fund the Cobre Panama project by providing a deposit of $1.0 billion against future deliveries of gold and silver from Cobre Panama under the terms of the Fixed Payment Stream. On October 19, 2018, the Company funded its final contribution of $25.6 million, for a cumulative total of $1.0 billion, thereby fulfilling its funding commitment in connection to the Fixed Payment Stream.

(c)	Drawdowns of revolving term credit facilities

On October 17, 2018, the Company drew $200.0 million under its Credit Facility to fund a portion of its contribution for the joint acquisition of mineral rights with Continental (Note 3 (a) – Acquisition and other transactions, Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. – SCOOP and STACK, Oklahoma). The funds were drawn as 30-day LIBOR loans with the associated interest rate based on 30-day Libor rates plus 1.10%.

On October 18, 2018, the Company’s subsidiary, FNBC, drew $7.0 million under the FNBC Credit Facility to fund a portion its contribution to the Cobre Panama Project under the terms of the Fixed Payment Stream (Note 3 (b) – Acquisitions and other transactions, Acquisition of Additional Stream and Update on the Cobre Panama Project, Panama). The drawdown was repaid in full on October 31, 2018. The funds were drawn as 13-day LIBOR loans with the associated interest rate based on 30-day Libor rates plus 1.35%.